CAPITAL AND FINANCIAL RISK MANAGEMENT - Currency risk management impact on OCI (Details) - Currency risk $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Capital and financial risk management
Percentage of strengthening in U.S. dollar	10.00%
Foreign currency forward and collar contracts
Capital and financial risk management
Percentage of strengthening in U.S. dollar	10.00%
Foreign currency forward and collar contracts | Canadian dollar
Capital and financial risk management
Strengthening in U.S dollar Effect on OCI before taxes, gain (loss)	$ (3.9)
Weakening in U.S dollar Effect on OCI before taxes, gain (loss)	4.8
Foreign currency forward and collar contracts | Brazilian real
Capital and financial risk management
Strengthening in U.S dollar Effect on OCI before taxes, gain (loss)	(10.7)
Weakening in U.S dollar Effect on OCI before taxes, gain (loss)	13.3
Foreign currency forward and collar contracts | Russian rouble
Capital and financial risk management
Strengthening in U.S dollar Effect on OCI before taxes, gain (loss)	(3.2)
Weakening in U.S dollar Effect on OCI before taxes, gain (loss)	$ 6.5